Schedule I - Condensed Financial Information - Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Other income	$ 859	$ 1,994	$ 2,550	$ 5,555	$ 4,214	$ 801
Investment income, net	179	823	340	2,226	2,976	4,539
Total revenues	427,163	169,069	1,039,960	506,655	672,888	462,266
Expenses:
General and administrative expenses	45,749	29,847	129,983	79,798	120,444	94,757
Other expense	0	0	191	0	0	363
Total expenses	576,416	190,687	1,490,163	531,733	765,595	645,465
Loss from operations	(149,253)	(21,618)	(450,203)	(25,078)	(92,707)	(183,199)
Change in fair value of warrants expense	(115,152)	20,029	(66,146)	31,903	80,328	2,909
Interest expense	413	9,268	2,817	25,560	35,990	23,155
Amortization of notes and securities discount					21,118	15,913
(Gain) loss on derivative	0	(68,081)	0	(87,475)	(93,751)	138,561
Net loss	$ (34,527)	$ 12,758	$ (400,555)	$ (10,001)	(136,392)	(363,737)
Parent Company
Revenues:
Other income					3,685	3,396
Investment income, net					0	46
Total revenues					3,685	3,442
Expenses:
General and administrative expenses					4,831	79
Other expense					0	363
Total expenses					4,831	442
Loss from operations					(1,146)	3,000
Change in fair value of warrants expense					80,328	2,909
Interest expense					35,556	23,155
Amortization of notes and securities discount					21,118	15,913
(Gain) loss on derivative					(93,751)	138,561
Equity in net losses of consolidated subsidiaries					91,995	186,199
Net loss					$ (136,392)	$ (363,737)